General (Details)	1 Months Ended
	Jul. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) carrier vessel	Dec. 31, 2015 USD ($) vessel
Property, Plant and Equipment [Line Items]
Debt outstanding in respect of convertible bonds | $		$ 1,793,886,000	$ 1,878,061,000
Convertible Debt | Convertible bonds
Property, Plant and Equipment [Line Items]
Debt outstanding in respect of convertible bonds | $		246,158,000	$ 243,369,000
Golar Power
Property, Plant and Equipment [Line Items]
Commitment to provide additional aggregate funding | $		150,000,000
Golar Power | Subsequent Event
Property, Plant and Equipment [Line Items]
Net proceeds received | $	$ 103,000,000
Stonepeak | Golar Power
Property, Plant and Equipment [Line Items]
Commitment to provide initial investment | $		$ 291,000,000
Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of newbuild commitments contracted for construction | vessel		1
Golar LNG Partners | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers operated by other		3
Golar LNG Partners | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers operated by other		6
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		16
LNG Carrier | LNG Carrier | Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		2
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		1
LNG Carrier | Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | vessel		10	10
LNG Carrier | Golar LNG and Golar Partners | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		19
LNG Carrier | Golar LNG and Golar Partners | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated		7